UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/14

Date of reporting period: 11/01/13 - 10/31/14

Item 1 - Attach shareholder report



BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)













Annual Report
October 31, 2014

Management's Discussion of Fund Performance

December 23, 2012
Dear Fellow Shareholders:

We are very proud to present the October 2014 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

The year 2014 was a record breaking year for Bullfinch Fund, Inc., with both Series closing the fiscal year at all-time highs. The market edged nervously higher throughout most of the year as large cap growth stocks led the way in a tenuous economic environment. In October, signaling a shift in leadership, the market pulled back dramatically before recovering just as dramatically. You can see the effect of the small cap lag in our Greater Western New York Series, but also in our benchmark, the Value Line Geometric Index.

In the Unrestricted Series, the top performing stocks (Allergen, Edwards Lifesciences, Almost Family, Intel Corp. and Mylan) all topped more than 40% gains for the year. Among the laggards were Meridian Bioscience Amazon, Fastenal, Universal, Expeditors International and Fred's, all negative for the year. The Unrestricted Series as a whole was up 15.02% in the fiscal year vs. our benchmark which was up only 4.61%.

During the fiscal year, the Greater Western New York Series gained 11.16%. A total of 25 individual stocks experienced greater than double digit returns with 3 returning more than 40%. The top performing stocks (Southwest Airlines, Frontier Communications and Constellations Brands) represent a diverse set of industries (air travel, telecommunications and beverages). The underperformers included Computer Task Group
(IT consulting); Servotronics (electronics); and, Ecology and Environment (environmental consulting).

Reflecting the narrowly focused market leadership (primarily from large cap stocks), there was a consistently wide disparity between the S&P 500 and our benchmark. For example, the price appreciation of the S&P 500 for our fiscal year was 14.89% vs. the benchmark growth of 4.61%. Fortunately, our results more closely resemble the S&P 500. While past performance can never guarantee future results, we are quite proud to have achieved this parity with the S&P 500 despite being in a generally defensive position.

To whit: we continue to be quite cautious and have maintained our defensive (i.e., cash and equivalents) position in both funds. Though we ended last fiscal year on the cusp of a second recession, we end this fiscal year with a slightly more optimistic economy. Still, we don't think we're out of the woods yet; hence, our conservative position.

As usual, rest assured you can leave any worrying to us. After all, it's not just your money in the funds, it's our money too!

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.
Christopher Carosa, CTFA
President


BULLFINCH FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/04 to 10/31/14. These changes are then compared to a $10,000 investment in the Value Line Geometric
Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

6/30/2004          $10,000                        $10,000
6/30/2005          $10,279                        $10,483
6/30/2006          $10,413                        $11,227
6/30/2007          $12,344                        $13,098
6/30/2008          $11,048                        $ 9,872
10/31/2008         $ 9,118                        $ 6,812
10/31/2009         $ 9,640                        $ 7,461
10/31/2010         $11,359                        $ 9,033
10/31/2011         $12,505                        $ 8,966
10/31/2012         $13,138                        $ 9,391
10/31/2013         $16,318                        $12,530
10/31/2014         $18,769                        $13,108

Annualized
Returns Ending   Bullfinch Fund Inc.          Value Line
10/31/2014       Unrestricted Series          Geometric Index

One - Year       +  15.02%                    +    4.61%
Five - Year      +  14.25%                    +   11.93%
Ten - Year       +   6.84%                    +    3.24%


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index


6/30/2004          $10,000                        $10,000
6/30/2005          $10,540                        $10,483
6/30/2006          $11,654                        $11,227
6/30/2007          $13,114                        $13,098
6/30/2008          $11,779                        $ 9,872
10/31/2008         $10,055                        $ 6,812
10/31/2009         $ 9,708                        $ 7,461
10/31/2010         $12,235                        $ 9,033
10/31/2011         $13,412                        $ 8,966
10/31/2012         $14,170                        $ 9,391
10/31/2013         $18,394                        $12,530
10/31/2014         $20,446                        $13,108

Annualized
Returns Ending  Bullfinch Fund Inc.           Value Line
10/31/2014      Greater WNY Series            Geometric Index

One - Year      +  11.16%                     +    4.61%
Five - Year     +  16.06%                     +   11.93%
Ten - Year      +   7.89%                     +    3.24%




UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2012
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and
Stockholders of
Bullfinch Fund, Inc. - Unrestricted Series

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within Bullfinch
Fund, Inc.), including the schedule of investments in securities, as of October 31, 2014 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2014 and the financial highlights for each of the five years in the period then ended. Bullfinch Fund, Inc. - Unrestricted Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Unrestricted Series as of October 31, 2014, the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2014, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





EFP Rotenberg, LLP
Rochester, New York
December 23, 2014


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2014

ASSETS
Investments in Securities, at Fair Value,
                      Identified Cost of $3,481,351           $  6,036,834

Cash & Cash Equivalents                                          1,100,910

Accrued Interest and Dividends                                       8,270

Total Assets                                                  $  7,146,014


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                              $     18,556


NET ASSETS

Net Assets (Equivalent to $20.42 per share based on 349,119.943
shares of stock outstanding                                      7,127,458


Total Liabilities and Net Assets                              $  7,146,014

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       349,119.943 Shares Outstanding                          $  4,575,365

Accumulated Net Investment Loss & Realized Loss
      from Security Transactions                                    (3,390)

Net Unrealized Appreciation on Investments                       2,555,483

Net Assets at October 31, 2014                                $  7,127,458


The accompanying notes are an integral part of these financial statements.


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2014


Level 1 - Common Stocks - 84.57%

*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

                                          Historical
                               Shares     Cost        Value

Computers - Software - 13.49%
 Adobe Systems Inc.*            3,250       84,678     227,890
 Microsoft Corp.                6,200      151,626     291,090
 Oracle Corp.                   5,500       56,121     214,775
 Synopsis, Inc.*                5,600      115,460     229,488
                                        ----------  ----------
                                           407,885     963,243

Semiconductors - 9.22%
 Cree Inc. *                    6,800      207,660     214,064
 Intel Corp.                    5,000       85,564     170,050
 NVIDIA Corporation             5,300       95,318     103,562
 Tessera Technologies Inc.      5,600       96,089     170,184
                                        ----------  ----------
                                           484,631     657,860

Medical Products and Supplies - 8.57%
 Edwards Lifesciences*          2,750      184,878     332,530
 Johnson & Johnson              2,400      136,714     258,672
 Medtronic Inc.                   300       10,839      20,448
                                        ----------  ----------
                                           332,431     611,650

Pharmaceuticals - 7.39%
 Allergan Inc.                  1,000       87,504     190,060
 Mylan Inc.*                    6,300       87,179     337,365
                                        ----------  ----------
                                           174,683     527,425

Retail - Specialty - 7.12%
 Fastenal Co.                   4,800       83,684     211,392
 Zumiez Inc.*                   8,900      193,235     297,082
                                        ----------  ----------
                                           276,919     508,474

Telecommunications - 3.83%
 AT&T Corp.                     3,800      134,073     132,392
 Verizon Communications         2,800      136,812     140,700
                                        ----------  ----------
                                           270,885     273,092

Insurance - 3.81%
 Arthur J Gallagher & Co        5,700      138,298     271,890

Computers - Networking - 3.67%
 Cisco Systems, Inc.           10,700      160,238     261,829

Electrical Equipment - 3.57%
 Corning Inc.                   7,300       66,773     149,139
 General Electric Co.           4,100       77,607     105,821
                                        ----------  ----------
                                           144,380     254,960

Food Processing - 3.32%
 Sensient Technologies          4,000       80,550     236,720

Retail - General - 3.30%
 Fred's Inc. Class A           15,000      152,560     235,500

Internet Services - 3.12%
  Amazon.com Inc.*                730      145,358     222,986

Commercial Services - 3.12%
   Paychex, Inc.                4,750      130,496     222,965

Health Care Service Provider - 2.93%
  Almost Family Inc.*           7,100      147,274     209,024

Tobacco Products - 2.00%
 Universal Corp. VA             3,200      120,756     142,400

Biotech - 1.76%
 Meridian Bioscience Inc.       6,800      118,878     126,072

Aerospace - 1.63%
 AAR Corporation                4,400       83,191     116,600

Electronics Components - 1.58%
 TE Connectivity Ltd.           1,850       50,371     113,090

Industrial Services - 1.14%
 Expeditors Int'l Washington    1,900       61,567      81,054
                                        ----------  ----------
Total Investments in Securities          3,481,351   6,036,834

Level 1 - Cash & Equivalents - 15.43%

US Treasury Bill - 9.81%                   699,985     699,985
Due 12/26/14 0 .00%

Schwab Money Market - 5.62%                400,925     400,925
7 day Yield .01%
                                        ----------  ----------

Total Invested Assets                  $ 3,481,351 $ 7,137,744


The accompanying notes are an integral part of these financial statements.


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2014

Table of Industries

Industry						Market Value			Percent

Aerospace                               $     116,600                  1.63%
Biotech                                 $     126,072                  1.76%
Commercial Services                     $     222,965                  3.12%
Computers - Networking                  $     261,829                  3.67%
Computers - Software                    $     963,243                 13.49%
Electrical Equipment                    $     254,960                  3.57%
Electronics Components                  $     113,090                  1.58%
Food Processing                         $     236,720                  3.32%
Health Care Service Provider            $     209,024                  2.93%
Industrial Services                     $      81,054                  1.14%
Insurance                               $     271,890                  3.81%
Internet Services                       $     222,986                  3.12%
Medical Products & Supplies             $     611,650                  8.57%
Pharmaceuticals                         $     527,425                  7.39%
Retail - General                        $     235,500                  3.30%
Retail - Specialty                      $     508,474                  7.12%
Semiconductors                          $     657,860                  9.22%
Telecommunications                      $     273,092                  3.83%
Tobacco Products                        $     142,400                  2.00%
                                        -------------                -------
Total Equities                          $   6,036,834			  84.57%

US Treasury Bill (Due 12/26/14 0.00%)   $     699,985                   9.81%

Cash & Equivalents (7 day yield .01%)   $     400,925                   5.62%
                                        -------------                -------

Total Invested Assets                   $   7,137,744                 100.00%


The accompanying notes are an integral part of these financial statements.



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2014, 2013 AND 2012
                                         October      October      October
                                            2014         2013         2012
INVESTMENT INCOME:
   Dividend and Interest Income        $  97,659    $ 108,000    $  78,308
EXPENSES:
   Adviser Fees                           69,293       59,091       51,906
   Legal and Professional                 13,072       13,259       13,443
   Director's Fees                         1,200        1,600        1,200
   D&O/E&O                                 8,280        8,156        8,150
   Fidelity Bond                             921            0        1,228
   Taxes                                     450          454          450
   Telephone                                 134           40          167
   Registration Fees                       1,550        2,297          865
   Custodian Fees                          3,932        3,475        5,562
   Travel                                      0        1,189            0
   Dues and Subscriptions                  2,084        2,142        2,061
Total expense                            100,916       91,703       85,032
Net investment income (loss)              (3,257)      16,297       (6,724)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from
      securities transactions            365,726      246,936      143,783
Unrealized appreciation
during the period                        569,374      955,907      109,313
Net gain on investments                  935,100    1,202,843      253,096
CHANGE IN NET ASSETS FROM OPERATIONS    $931,843   $1,219,140     $246,372

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2014, 2013 AND 2012
                                         October      October      October
                                            2014         2013         2012
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)        $   (3,257)  $   16,297  $    (6,724)
  Net realized gain from
     security transactions               365,726      246,936      143,783
  Net change in unrealized appreciation
     of investments                      569,374      955,907      109,313
  Change in net assets from operations   931,843    1,219,140      246,372

CAPITAL SHARE TRANSACTION:
  Sales                                  305,239      355,503      294,983
  Redemptions                           (396,817)    (208,578)    (226,931)
 Distribution to shareholders from:
     Distribution of capital gains      (246,936)    (143,777)           0
     Distribution of ordinary income     (16,284)     (19,498)      (3,217)
     Reinvested dividend distributions   263,220      163,275        3,217
Total capital share transactions         (91,578)     146,925       68,052
Increase in net assets                   840,265    1,366,065      314,424

NET ASSETS:
  Beginning of period                  6,287,193    4,921,128    4,606,704
  End of period                       $7,127,458   $6,287,193   $4,921,128

The accompanying notes are an integral part of these financial statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2014


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF:
                               10/31/14
LEVEL 1
COMMON STOCKS                $6,036,814
CASH & EQUIVALENTS           $1,100,910
TOTAL INVESTED ASSETS        $7,137,744

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $3,217 to its shareholders on December 27, 2011 in the form of stock dividends equal to 215.509 shares of stock. The Series made a distribution of its ordinary income of $19,498 to its shareholders on December 29, 2012, in the form of stock dividends equal to 1,252.658 shares of stock. The Series made a distribution of its capital gains of $143,777 to its shareholders on December 29, 2012, in the form of stock dividends equal to 9,236.828 shares of stock. The Series made a distribution of its capital gains of $246,936 to its shareholders on December 27, 2013, in the form of stock dividends equal to 12,715.543 shares of stock. The Series made a distribution of its ordinary income of $16,284 to its shareholders on October 22, 2014, in the form of stock dividends equal to 839.797 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2014, the Series purchased $537,014 of common stock. During the same period, the Series sold $785,410 of common stock. The Series also purchased a 700,000 par value Treasury Bill.

For the year ended October 31, 2013, the Series purchased $368,637 of common stock. During the same period, the Series sold $418,874 of common stock.

For the year ended October 31, 2012, the Series purchased $356,049 of common stock. During the same period, the Series sold $393,230 of common stock.

At October 31, 2014, the gross unrealized appreciation for all securities totaled $2,557,164 and the gross unrealized depreciation for all securities totaled $1,681 or a net unrealized appreciation of $2,555,483. The aggregate cost of securities for federal income tax purposes at October 31, 2014 was $3,481,351.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $2,017,509 and the gross unrealized depreciation for all securities totaled $31,409 or a net unrealized appreciation of $1,986,100. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $3,364,393.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $1,095,914 and the gross unrealized depreciation for all securities totaled $65,720 or a net unrealized appreciation of $1,030,194. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $3,169,999.


NOTE D - INVESTMENT ADVISER AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2014, October 31, 2013 and October 31, 2012, the fund paid investment adviser fees of $69,293, $59,091, and $51,906, respectively.

On October 31, 2014, the fund had $5,981 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.


NOTE F - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount


Balance at October 31, 2011             315,178.204        $ 4,022,254

Shares sold during 2012                  19,427.009            294,983
Shares Redeemed during 2012             (14,291.005)          (226,931)
Reinvestment of Distributions,
    December 27, 2011                       215.509              3,217
Balance at October 31, 2012             320,529.717        $ 4,093,523

Shares sold during 2013                  22,094.358            355,503
Shares Redeemed during 2013             (12,513.333)          (208,578)
Reinvestment of Distributions,
    December 29, 2012                    10,489.486            163,275
Balance at October 31, 2013             340,600.228        $ 4,403,723

Shares sold during 2014                  15,685.035            305,239
Shares Redeemed during 2014             (20,720.660)          (396,817)
Reinvestment of Distributions,
    December 27, 2013                    12,715.543            246,936
Reinvestment of Distributions,
    October 22, 2014                        839.797             16,284
Balance at October 31, 2014             349,119.943        $ 4,575,365




UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2014, 2013, 2012, 2011 AND 2010

                          October   October  October  October  October
                               2014     2013     2012     2011     2010

NET ASSET VALUE,
  beginning of period     $ 18.46  $ 15.35   $14.62  $ 13.28 $ 11.27

INCOME FROM INVESTMENT OPERATIONS
  Net investment
    income (loss)           (0.01)    0.05   ( 0.02)    0.01   (0.02)
  Net gain (loss) on
    securities both
    realized and unrealized  2.74     3.57     0.76     1.33    2.03

Total from investment
  Operations                 2.73     3.62     0.74     1.34    2.01

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Distribution of
     capital gains           (.72)    (.45)    (.00)    (.00)   (.00)
  Distribution of
     ordinary income         (.05)    (.06)    (.01)    (.00)   (.00)
  Total stock dividend
     distributions           (.77)    (.51)    (.01)    (.00)   (.00)

NET ASSET VALUE,
  end of period           $ 20.42  $ 18.46  $ 15.35  $ 14.62 $ 13.28

NET ASSETS,
  end of period   $7,127,458 $6,287,193 $4,921,128 $4,606,704 $4,356,736

                           Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*   1.51%   1.63%    1.73%   1.82%    1.89%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*  (0.05)%  0.29%   (0.14)%  0.07%   (0.14)%

PORTFOLIO TURNOVER RATE*  11.74%   6.54%    7.23%  11.37%   19.94%

TOTAL RETURN              15.02 % 24.20%    5.06%  10.09%   17.83%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these financial highlights.


GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2012
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and
Stockholders of
Bullfinch Fund, Inc. - Western New York Series

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of October 31, 2014 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2014, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Western New York Series as of October 31, 2014, and the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2014, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



EFP Rotenberg, LLP
Rochester, New York
December 23, 2014




GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2014



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $846,468                                  $ 1,534,306

Cash and Cash Equivalents                                            241,278

Accrued Interest and Dividends                                         1,756

Total Assets                                                     $ 1,777,340


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                 $     3,079



NET ASSETS

Net Assets (Equivalent to $22.41 per share
         based on 79,170.726 shares of stock outstanding)          1,774,261

Total Liabilities and Net Assets                                 $ 1,777,340

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       79,170.726 Shares Outstanding                           $     997,422

Accumulated Net Investment Gain & Realized
       Gain from Security Transactions                                89,001

Net Unrealized Appreciation on Investments                           687,838

Net Assets at October 31, 2014                                   $ 1,774,261


The accompanying notes are an integral part of these financial statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2014

                                                  Historical
                                     Shares             Cost             Value
                                  ---------        ---------         ---------
Level 1 Common Stocks - 86.41%

*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY
Medical Products & Supplies - 8.11%
 Bristol-Myers Squibb Co.             1,000           21,938            58,190
 Greatbatch, Inc.*                      850           18,984            42,661
 Johnson & Johnson                      400           22,617            43,112
                                                   ---------         ---------
                                                      63,539           143,963
Electrical Equipment - 7.74%
 Corning, Inc.                        2,200           26,502            44,946
 General Electric Co.                 1,450           35,248            37,424
 Ultralife Corp.*                    17,400           65,037            55,158
                                                   ---------         ---------
                                                     126,787           137,528
Telecommunications - 7.68%
 AT&T Corporation                       950           33,705            33,098
 Frontier Communications             10,400           57,238            68,016
 Verizon Communications                 700           34,210            35,175
                                                   ---------         ---------
                                                     125,153           136,289
Aerospace - 6.26%
 Harris Corporation                     500           24,989            34,800
 Moog, Inc. Class A*                    637           15,976            48,756
 Northrop Grumman                       200            2,294            27,592
                                                   ---------         ---------
                                                      43,259           111,148
Retail - Specialty - 6.03%
 Fastenal Co.                           800           13,954            35,232
 Zumiez Inc.*                         2,150           46,937            71,767
                                                   ---------         ---------
                                                      60,891           106,999
Electronic Components - 5.93%
 Astronics Corp. Class A*             1,128            3,025            58,442
 IEC Electronics Corp.*               4,518            6,983            22,364
 TE Connectivity Ltd.                   400           10,904            24,452
                                                   ---------         ---------
                                                      20,912           105,258
Airlines - 4.95%
 Southwest Airlines Co.               2,550           46,848            87,924

Railroads - 4.88%
 Genesee & Wyoming Class A*             900            2,522            86,580

Banking & Finance - 4.64%
 Community Bank System                1,200           23,452            45,780
 M&T Bank Corp.                         300           29,839            36,654
                                                   ---------         ---------
                                                      53,291            82,434
Real Estate & Related - 4.32%
 Home Properties Inc.                   400           14,797            25,724
 Sovran Self Storage                    600           22,310            51,054
                                                   ---------         ---------
                                                      37,107            76,778
Automotive - 3.16%
 Monro Muffler Brake Inc              1,050           12,443            56,112

Computers - Services - 2.97%
 Computer Task Group, Inc.            6,000           33,877            52,800

Computers - Distributors - 2.95%
 Ingram Micro*                        1,950           45,446            52,338

Utilities - Natural Resources - 2.92%
 National Fuel Gas Co.                  750           39,840            51,922

Metal Fabrication & Hardware - 2.64%
 Graham Corp.                         1,400           15,140            46,900

Commercial Services - 2.58%
 Paychex, Inc.                          975           25,852            45,767

Foods & Beverages - 2.06%
 Constellation Brands, Inc.*            400            2,509            36,616

Computers - Software - 1.98%
 Oracle Corp.                           900           12,070            35,145

Steel - 1.72%
 Gilbraltar Industries Inc.*          2,000           25,111            30,500

Environmental Services - 1.11%
 Ecology & Environment Inc.           2,000           25,398            19,820

Office Equipment - 1.05%
 Xerox Corp.                          1,400           17,817            18,592

Instruments - 0.48%
 Taylor Devices*                        877            4,394             8,586

Machinery - 0.16%
 Columbus McKinnon Corp.                100            2,344             2,845

Health Care Service Provider - 0.05%
 VirtualScopics Inc.*                   200            2,981               821

Industrial Materials - 0.04%
 Servotronics, Inc.*                    100              937               641
                                                   ---------         ---------

Total Investments in Securities                      846,468         1,534,306

Level 1 - Cash & Equivalents - 13.59%
US Treasury Bill - 8.45%                             149,997           149,997
Due 12/26/14 0.00%

Schwab Money Market - 5.14%                           91,281            91,281
7 day Yield .01%
                                                   ---------         ---------

Total Invested Assets                              $ 846,468       $ 1,775,584

The accompanying notes are an integral part of these financial statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2014


Table of Industries


Industry						Market Value			Percent

Aerospace                               $      111,148                 6.26%
Airlines                                $       87,924                 4.95%
Automotive                              $       56,112                 3.16%
Banking & Finance                       $       82,434                 4.64%
Commercial Services                     $       45,767                 2.58%
Computers - Distributors                $       52,338                 2.95%
Computers - Services                    $       52,800                 2.97%
Computers - Software                    $       35,145                 1.98%
Electrical Equipment                    $      137,528                 7.74%
Electronics Components                  $      105,258                 5.93%
Environmental Services                  $       19,820                 1.11%
Foods & Beverages                       $       36,616                 2.06%
Health Care Service Provider            $          821                 0.05%
Industrial Materials                    $          641                 0.04%
Instruments                             $        8,586                 0.48%
Machinery                               $        2,845                 0.16%
Medical Products & Supplies             $      143,963                 8.11%
Metal Fabrication & Hardware            $       46,900                 2.64%
Office Equipment                        $       18,592                 1.05%
Railroads                               $       86,580                 4.88%
Real Estate & Related                   $       76,778                 4.32%
Retail - Specialty                      $      106,999                 6.03%
Steel                                   $       30,500                 1.72%
Telecommunications                      $      136,289                 7.68%
Utilities - Natural Resources           $       51,922                 2.92%
Total Equities                          $    1,534,306                86.41%

US Treasury Bill (Due 12/26/14 0.00%)   $      149,997                 8.45%


Cash & Equivalents (7 day yield .01%)   $       91,281                 5.14%

Total Invested Assets                   $    1,775,584               100.00%

The accompanying notes are an integral part of these financial statements

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2014, 2013 AND 2012

                                         October      October      October
                                            2014         2013         2012
                                       ---------    ---------    ---------
INVESTMENT INCOME:
 Dividend and Interest Income         $   21,749   $   16,882 $     13,079
EXPENSES:
 Adviser Fees                             19,210       15,688       13,035
 Legal and Professional                    1,485        1,473        1,705
 Director's Fees                           1,200        1,600        1,200
 D&O/E&O                                     920          906          905
 Fidelity Bond                               102            0          136
 Taxes                                       450          455          450
 Telephone                                   134           40          167
 Registration Fees                         1,685           23           90
 Custodian Fees                            1,626        1,195        1,687
 Travel                                        0          132            0
 Dues and Subscriptions                    1,284        1,342        1,261
Total expense                             28,096       22,854       20,636
Net investment income (loss)              (6,347)      (5,972)      (7,557)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions               180,453       (4,630)     (23,948)
Unrealized appreciation (depreciation)
   during the period                       1,812      357,908       87,830
Net gain (loss) on investments           182,265      353,278       63,882
CHANGE IN NET ASSETS FROM OPERATIONS   $ 175,918    $ 347,306    $  56,325

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEARS ENDED OCTOBER 31, 2014, 2013 AND 2012

                                         October      October      October
                                            2014         2013         2012
                                       ---------    ---------    ---------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)       $   (6,347) $    (5,972) $    (7,557)
   Net realized gain (loss) from
      security transactions              180,453       (4,630)     (23,948)
   Net change in unrealized appreciation
     (depreciation) of investments         1,812      357,908       87,830
   Change in net assets from operations  175,918      347,306       56,325

CAPITAL SHARE TRANSACTIONS:
   Sales                                  58,733      113,714       98,950
   Redemptions                           (14,657)      (8,233)      (7,954)
Total capital share transactions          44,076      105,481       90,996
Increase (decrease) in net assets        219,994      452,787      147,321
NET ASSETS:
   Beginning of period                 1,554,267    1,101,480      954,159
   End of period                     $ 1,774,261  $ 1,554,267  $ 1,101,480

The accompanying notes are an integral part of these financial statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2014

NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF: 10/31/14

LEVEL 1
COMMON STOCKS            $ 1,534,306
CASH & EQUIVALENTS       $   241,278
TOTAL INVESTED ASSETS    $ 1,775,584

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the


Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2014, the Series purchased $307,725 of common stock. During the same period, the Series sold $228,311 of common stock. The Series also purchased a 150,000 par value Treasury Bill.

For the year ended October 31, 2013, the Series purchased $0 of common stock. During the same period, the Series sold $23,897 of common stock.

For the year ended October 31, 2012, the Series purchased $53,214 of common stock. During the same period, the Series sold $518 of common stock.

At October 31, 2014, the gross unrealized appreciation for all securities totaled $706,359 and the gross unrealized depreciation for all securities totaled $18,521, or a net unrealized appreciation of $687,838. The aggregate cost of securities for federal income tax purposes at October 31, 2014 was $846,468.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $717,010 and the gross unrealized depreciation for all securities totaled $30,986, or a net unrealized appreciation of $686,024. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $587,639.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $386,389 and the gross unrealized depreciation for all securities totaled $58,272, or a net unrealized appreciation of $328,117. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $616,678.



NOTE D - INVESTMENT ADVISER AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2014, October 31, 2013 and
October 31, 2012, the Fund paid investment adviser fees of $19,210, $15,688 and $13,035, respectively.

On October 31, 2014, the Fund had $1,648 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.


NOTE F - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


                                                Shares             Amount

Balance at October 31, 2011                 64,927.061          $ 756,869

Shares sold during 2012                      6,569.287             98,950
Shares redeemed during 2012                   (555.259)            (7,954)

Balance at October 31, 2012                 70,941.089          $ 847,865

Shares sold during 2013                      6,650.966            113,714
Shares redeemed during 2013                   (494.809)            (8,233)

Balance at October 31, 2013                 77,097.246          $ 953,346

Shares sold during 2014                      2,750.651             58,733
Shares redeemed during 2014                   (677.171)           (14,657)

Balance at October 31, 2014                 79,170.726          $ 997,422



GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2014, 2013, 2012, 2011 AND 2010


                          October  October  October  October  October
                             2013     2012     2011     2010     2009

NET ASSET VALUE,
   beginning of period    $ 20.16  $ 15.53   $14.70  $ 13.41  $ 10.64

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                  (0.08)   (0.08)   (0.11)   (0.13)   (0.02)
  Net gain (loss) on
    securities both
    realized and unrealized  2.33     4.71     0.94     1.42     2.79

Total from investment
    Operations               2.25     4.63     0.83     1.29     2.77

DISTRIBUTIONS
    Stock Dividends          0.00     0.00     0.00     0.00     0.00

NET ASSET VALUE,
    end of period         $ 22.41  $ 20.16  $ 15.53  $ 14.70  $ 13.41


NET ASSETS, end of
   Period    $1,774,261 $1,554,267  $ 1,101,480  $ 954,159  $ 829,725

                           Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*    1.68%    1.74%    1.97%    2.00%    2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT*       1.68%    1.74%    1.97%    2.06%    2.28%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*   (0.38)%  (0.45)%  (0.72)%  (0.91)%  (0.17)%

PORTFOLIO TURNOVER RATE*   13.65%    0.00%    0.05%    1.91%    0.00%

TOTAL RETURN               11.16%   29.81%    5.65%    9.62%   26.03%

* Per share amounts calculated using the average shares method

       The accompanying notes are an integral part of these financial highlights


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     5/1/14      10/31/14 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00    $ 1,075.10      1.51%      $  7.77
Greater Western
   New York Series       1,000.00      1,046.20      1.68%      $  8.52
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.51%      $  7.58
Greater Western
   New York Series       1,000.00      1,025.00      1.68%      $  8.44

+ Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++ Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2014 to October 31, 2014).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506.


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 54  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Betsy Kay Carosa, 54    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 55   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

Richard Gioia, 32       Director        Term of Office:  Principal                  2            N/A
  34 Berryman Dr.                       N/A              Lorraine Capital, LLC
  Buffalo, NY  14226                    Served:          Attorney
                                        Since 2014       Damon, Morey LLP

Bryan D. Hickman, 69    Director        Term of Office:  Co-Founder, Vice Chairman  2            N/A
  6288 Bobble Hill Road Audit           N/A              E3 Rochester
  Naples,               Committee       Length of Time   President
  NY 14512-9700                         Served:          Coach & Equipment
                                        Since 2008       Manufacturing Co.

Lois Irwin, 62          Director        Term of Office:  Marketing Consultant       2            N/A
  33 Oak Meadow Trail                   N/A              Director of Provider Svcs
  Pittsford,                            Length of Time   Ultramobile Imaging;
  NY  14534                             Served:          VP Sales & Marketing
                                        Since 2006       Complemar Partners

John P. Lamberton, 54   Director        Term of Office:  Founder, General Partner   2            N/A
  110 East Center Street #2057          N/A              Cape Bojador Capital
  Madison,                              Length of Time   Management;
  SD 57042                            Served:
                                        Since 2003

William E.J. Martin, 54 Director        Term of Office:  Managing Member            2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman & Martin, LLC;
  Seattle,                              Length of Time   Consultant,
  WA  98103                             Served:          Robson Forensic, Inc.
                                        Since 1997       Director of Sales,
                                                         Aecon Buildings, Inc.

Michael W. Reynolds, 54 Director        Term of Office:  Marketing Consultant       2            N/A
  203 Randwood Drive    Audit           N/A              Sole Proprietor
  Getzville, NY  14068  Committee       Length of Time
                                        Served:
                                        Since 2000


PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund's Forms N-PX is available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PX may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests .
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers. However, the board did not compare advisory fees of each fund to the advisory fees of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.


Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2014     10/31/2013

            Audit Fees              $12,790          $12,150

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 1,215          $ 1,350
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1) Code of Ethics - (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191;
                    Form N-1A filed on October 30, 2003 with
                    Accession Number 0001038199-02-000005).


            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 23, 2013



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 23, 2013